ING INVESTORS TRUST

ING EquitiesPlus Portfolio

Supplement dated February 1, 2008 to the

Adviser (“ADV”) Class Prospectus, Institutional Class (“Class I”) Prospectus, Service

Class (“Class S”) Prospectus

and Service 2 Class Prospectus

each dated April 30, 2007

On January 31, 2008, the Board of Trustees of ING Investors Trust approved a proposal to liquidate ING EquitiesPlus Portfolio.  The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the second quarter of 2008.  Shareholders will be notified if the liquidation is not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING EquitiesPlus Portfolio

Supplement dated February 1, 2008 to the

Adviser (“ADV”) Class, Institutional Class (“Class I”), Service Class (“Class S”)

and Service 2 Class Statement of Additional Information (“SAI”)

dated April 30, 2007 as supplemented July 31, 2007

On January 31, 2008, the Board of Trustees of ING Investors Trust approved a proposal to liquidate ING EquitiesPlus Portfolio.  The proposed liquidation is subject to shareholder approval.  If shareholder approval is obtained, it is expected that the liquidation will take place during the second quarter of 2008.  Shareholders will be notified if the liquidation is not approved.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE